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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------

This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Bill & Melinda Gates Foundation
Address:  2365 Carillon Point
          Kirkland, WA 98033

Form 13F File number: 28-10098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Michael Larson
Title:   Authorized Agent
Phone:   (425) 889-7900

Signature, Place, and Date of Signing

/s/ Michael Larson        Kirkland, Washington               May 17, 2004
------------------        --------------------               ------------
    [Signature]              [City, State]                      [Date]

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Value:     37
Form 13F Information Table Value Total:     $3,358,435
                                            ----------
                                            (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147                   Michael Larson


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                           FORM 13F INFORMATION TABLE
                               As of March 31, 2004

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                                                              AMOUNT AND TYPE OF                              VOTING AUTHORITY
                                                                   SECURITY
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NAME OF ISSUER         TITLE OF CLASS     CUSIP       VALUE    SHARES/PRN   SH/   INVESTMENT     OTHER    SOLE     SHARED      NONE
                                                     (X1000)     AMOUNT     PRN   DISCRETION    MANAGERS
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

ABBOTT LABORATORIES          COM          002824100   $117,094   2,849,000   SH      OTHER         1               2,849,000
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BAXTER INTL INC              COM          071813109    $77,225   2,500,000   SH      OTHER         1               2,500,000
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BP PLC                   SPONSORED ADR    055622104   $220,160   4,300,000   SH      OTHER         1               4,300,000
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CANADIAN NATIONAL
  RAILWAY CO                  COM         136375102    $35,397     900,000   SH      OTHER         1                 900,000
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COCA COLA CO                  COM         191216100    $10,060     200,000   SH      OTHER         1                 200,000
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COSTCO WHSLE CORP             COM         22160K105   $144,799   3,850,000   SH      OTHER         1               3,850,000
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COX COMMUNICATIONS INC       CL A         224044107   $296,278   9,375,900   SH      OTHER         1               9,375,900
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DISNEY WALT CO                COM         254687106     $2,499     100,000   SH      OTHER         1                 100,000
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DUKE ENERGY CORP              COM         264399106    $11,300     500,000   SH      OTHER         1                 500,000
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EASTMAN KODAK CO              COM         277461109     $2,617     100,000   SH      OTHER         1                 100,000
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EXPEDITORS INTL WASH INC      COM         302130109    $19,641     499,000   SH      OTHER         1                 499,000
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EXXON MOBIL CORP              COM         30231G102   $133,088   3,200,000   SH      OTHER         1               3,200,000
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FOUR SEASONS HOTEL INC     LTD VTG SH     35100E104    $79,092   1,489,500   SH      OTHER         1               1,489,500
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GENERAL ELEC CO               COM         369604103    $61,040   2,000,000   SH      OTHER         1               2,000,000
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GREATER CHINA FD INC          COM         39167B102     $2,171     135,700   SH      OTHER         1                 135,700
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GRUPO TELEVISA SA       SP ADR REP ORD    40049J206    $70,414   1,487,400   SH      OTHER         1               1,487,400
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HOME DEPOT INC                COM         437076102    $22,416     600,000   SH      OTHER         1                 600,000
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JOHNSON & JOHNSON             COM         478160104    $42,072     829,500   SH      OTHER         1                 829,500
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LILLY ELI & CO                COM         532457108    $58,002     867,000   SH      OTHER         1                 867,000
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MAYTAG CORP                   COM         578592107    $31,570   1,000,000   SH      OTHER         1               1,000,000
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MEDCO HEALTH SOLUTIONS INC    COM         58405U102    $63,170   1,857,952   SH      OTHER         1               1,857,952
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MERCK & CO INC                COM         589331107   $258,534   5,850,500   SH      OTHER         1               5,850,500
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MORGAN STANLEY INDIA
  INVEST FD                   COM         61745C105    $13,722     541,321   SH      OTHER         1                 541,321
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PFIZER INC                    COM         717081103   $164,689   4,698,700   SH      OTHER         1               4,698,700
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REPUBLIC SVCS INC             COM         760759100    $24,363     900,000   SH      OTHER         1                 900,000
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SPDR TR                    UNIT SER 1     78462F103   $712,982   6,304,000   SH      OTHER         1               6,304,000
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SAFFRON FD INC                COM         78657R102     $2,579     276,100   SH      OTHER         1                 276,100
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SCHERING PLOUGH CORP          COM         806605101   $130,011   8,015,500   SH      OTHER         1               8,015,500
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SCHOLASTIC CORP               COM         807066105    $34,063   1,250,000   SH      OTHER         1               1,250,000
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SONY CORP                SPONSORED ADR    835699307    $83,620   2,000,000   SH      OTHER         1               2,000,000
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TENET HEALTHCARE CORP         COM         88033G100    $32,486   2,910,900   SH      OTHER         1               2,910,900
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UNIVISION COMMUNICATIONS
   INC                       CL A         914906102     $3,301     100,000   SH      OTHER         1                 100,000
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UNOCAL CORP                   COM         915289102    $18,640     500,000   SH      OTHER         1                 500,000
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UTSTARCOM INC.                COM         918076100    $47,725   1,660,000   SH      OTHER         1               1,660,000
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VIACOM INC                   CL B         925524100    $39,570   1,000,000   SH      OTHER         1               1,000,000
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WASTE MGMT INC                COM         94106L109   $162,519   5,385,000   SH      OTHER         1               5,385,000
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WYETH                         COM         983024100   $129,525   3,449,400   SH      OTHER         1               3,449,400
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